Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCRUED LIABILITIES [Abstract]
Other Accrued Liabilities

	As of December 31, (in thousands)
	2013	2014
Advance from government grants	$3,479	$4,613
Customer deposits	3,807	4,315
Consideration payable for business acquisitions	2,820	—
Others	4,766	5,965

Total	$14,872	$14,893